Right-of-use assets (Details)	12 Months Ended
Dec. 31, 2019 CHF (SFr)
Right-of-use assets
Additions	SFr 322,528
Depreciation charge	(324,143)
Exchange differences	445
Closing amount	543,340
Research and development expenses
Right-of-use assets
Depreciation charge	(259,940)
General and administration expenses
Right-of-use assets
Depreciation charge	(64,203)
Cost
Right-of-use assets
Closing amount	867,038
Accumulated depreciation
Right-of-use assets
Closing amount	(323,698)
After application of IFRS 16
Right-of-use assets
Opening amount	544,510
Properties
Right-of-use assets
Additions	308,987
Depreciation charge	(296,656)
Exchange differences	445
Closing amount	496,126
Properties | Cost
Right-of-use assets
Closing amount	792,337
Properties | Accumulated depreciation
Right-of-use assets
Closing amount	(296,211)
Properties | After application of IFRS 16
Right-of-use assets
Opening amount	483,350
Equipment
Right-of-use assets
Additions	13,541
Depreciation charge	(27,487)
Closing amount	47,214
Equipment | Cost
Right-of-use assets
Closing amount	74,701
Equipment | Accumulated depreciation
Right-of-use assets
Closing amount	(27,487)
Equipment | After application of IFRS 16
Right-of-use assets
Opening amount	SFr 61,160